Management of financial risks - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2025 ₪ / € $ / € $ / €	Dec. 31, 2024 $ / € $ / € ₪ / € € / shares	Dec. 31, 2023 $ / € $ / € ₪ / €
Foreign exchange risk
Closing rate		1.0389	1.103765
NIS | Foreign Exchange Risk [member]
Foreign exchange risk
Closing rate | ₪ / €	3.7471	3.7885	3.97763
Average rate | ₪ / €	3.89341	4.0067	3.9896
AUD | Foreign Exchange Risk [member]
Foreign exchange risk
Closing rate	1.7581	1.6772	1.62033
Average rate	1.7511	1.63971	1.63002
USD | Foreign Exchange Risk [member]
Foreign exchange risk
Closing rate	1.175	1.0389	1.10377
Average rate	1.12882	1.08238	1.08242